BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,766,942	$ 3,898,991
Changes in real incurred cost	7,510	99,314
Additions through acquisition and costs of new plantations	207,458	182,322
Increase due to non-cash capital distribution of Vale do Corisco S.A. (see Note 15)		127,927
Sales	(367)	(4,979)
Harvest	(117,729)	(118,414)
Increases (decreases) in Foreign Currency Translation	(82,096)	(5,792)
Loss of forest due to fire	(8,702)	(81,750)
Transfers from non-current to current	0	0
Other Increases (decreases)	8,946
Changes in fair value	(122,189)	(231,363)
Gain (losses) arising from changes in fair value minus sale costs	84,476	83,031	$ 208,562
Sales	(445)	(310)
Harvest	(203,164)	(222,694)
Loss of forest due to fires	(3,056)	(91,389)
Transfers from non-current to current	0	0
Other Increases (decreases)		(1)
Total Changes	(85,256)	(165,942)	(7,641)
Closing Balance	3,652,263	3,766,942	3,898,991
Biological assets Current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	307,796	306,117
Changes in real incurred cost	34,684	16,866
Additions through acquisition and costs of new plantations	2,105	6,088
Increase due to non-cash capital distribution of Vale do Corisco S.A. (see Note 15)		0
Sales	(52)	0
Harvest	(117,729)	(118,414)
Increases (decreases) in Foreign Currency Translation	(5,424)	(365)
Loss of forest due to fire	0	0
Transfers from non-current to current	155,789	129,557
Other Increases (decreases)	(5)
Changes in fair value	(26,556)	(15,187)
Gain (losses) arising from changes in fair value minus sale costs	(8,684)	(9,029)
Sales	0	0
Harvest	(203,164)	(222,694)
Loss of forest due to fires	0	0
Transfers from non-current to current	185,292	216,536
Other Increases (decreases)		0
Total Changes	8,128	1,679
Closing Balance	315,924	307,796	306,117
Biological assets Non-current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	3,459,146	3,592,874
Changes in real incurred cost	(27,174)	82,448
Additions through acquisition and costs of new plantations	205,353	176,234
Increase due to non-cash capital distribution of Vale do Corisco S.A. (see Note 15)		127,927
Sales	(315)	(4,979)
Harvest	0	0
Increases (decreases) in Foreign Currency Translation	(76,672)	(5,427)
Loss of forest due to fire	(8,702)	(81,750)
Transfers from non-current to current	(155,789)	(129,557)
Other Increases (decreases)	8,951
Changes in fair value	(95,633)	(216,176)
Gain (losses) arising from changes in fair value minus sale costs	93,160	92,060
Sales	(445)	(310)
Harvest	0	0
Loss of forest due to fires	(3,056)	(91,389)
Transfers from non-current to current	(185,292)	(216,536)
Other Increases (decreases)		(1)
Total Changes	(122,807)	(133,728)
Closing Balance	$ 3,336,339	$ 3,459,146	$ 3,592,874